Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 24,380	$ 18,360	$ 17,236	$ 18,576	$ 11,760	$ 12,354	$ 11,202	$ 11,457	$ 9,650	$ 9,279	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 24,118	18,295	17,301	18,774	11,970	12,663	11,553	11,896	10,093	9,773	10,000
Class FI
Account Value [Line Items]
Line Graph and Table Measure Name	Class FI
Account Value	$ 25,606	19,310	18,159	19,590	12,413	13,056	11,846	12,125	10,222	9,837	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 24,973	18,859	17,782	19,226	12,218	12,881	11,719	12,026	10,163	9,807	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,648,943	1,990,257	1,864,124	2,004,119	1,265,705	1,326,571	1,199,659	1,223,915	1,028,512	986,594	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 1,360,535	1,021,350	955,939
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,230,429	2,343,249	2,162,097	2,589,612	1,799,520	1,633,747	1,439,664	1,350,625	1,089,406	1,044,847	1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 1,420,181	1,030,154	950,515
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,374	17,847	17,825	19,167	13,337	14,428	12,970	12,588	10,689	10,052	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,374	17,847	17,825	19,167	13,337	14,428	12,970	12,588	10,689	10,052	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,374	17,847	17,825	19,167	13,337	14,428	12,970	12,588	10,689	10,052	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,374	17,847	17,825	19,167	13,337	14,428	12,970	12,588	10,689	10,052	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 2,337,442	1,784,729	1,782,454	$ 1,916,749	$ 1,333,652	$ 1,442,794	$ 1,297,030	$ 1,258,850	$ 1,068,899	$ 1,005,181	$ 1,000,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 1,251,810	$ 955,806	$ 954,587